22. Deferred revenues (Details Narrative) - Banco nacional de desenvolvimento economico e social [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue [line items]
Subsidies granted	R$ 203,000
Subsidies granted outstanding	R$ 24,732	R$ 42,159